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                              [NATIONWIDE(R) LOGO]

                                 NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-6


                                 ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 2000


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO



APO--3232--J(12/00)
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                              [NATIONWIDE(R) LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                   [PHOTO]

                              PRESIDENT'S MESSAGE

                  We are pleased to bring you the 2000 annual report of the Nationwide Variable Account-6.

                  The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

                  Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

                  The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.


                              /s/Joseph J. Gasper

                          Joseph J. Gasper, President
                               February 16, 2001


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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-6. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-240-5054 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 17. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 14, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------


                         NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000


ASSETS:

   Investments at fair value:

      Evergreen - VA Blue Chip Fund (EvBlCh)
         190,630 shares (cost $1,758,817)...................................................................... $ 1,706,142

      Evergreen - VA Capital Growth Fund (EvCapG)
         75,942 shares (cost $1,199,677).......................................................................   1,247,727

      Evergreen - VA Equity Index Fund (EvEIx)
         1,789,022 shares (cost $19,897,116)...................................................................  18,426,928

      Evergreen - VA Foundation Fund (EvFound)
         9,255,303 shares (cost $131,472,740).................................................................. 135,127,418

      Evergreen - VA Fund (EvFund)
         3,160,496 shares (cost $49,895,041)...................................................................  47,281,019

      Evergreen - VA Global Leaders Fund (EvGloLead)
         2,079,187 shares (cost $28,473,508)...................................................................  29,940,288

      Evergreen - VA Growth and Income Fund (EvGrInc)
         4,533,181 shares (cost $70,647,566)...................................................................  74,616,162

      Evergreen - VA International Growth Fund (EvIntGr)
         693,000 shares (cost $7,740,390)......................................................................   7,983,363

      Evergreen - VA Masters Fund (EvMasters)
         3,342,953 shares (cost $37,975,993)...................................................................  37,073,354

      Evergreen - VA Omega Fund (EvOmega)
         4,382,665 shares (cost $87,368,630)...................................................................  74,373,810

      Evergreen - VA Small Cap Value Fund (EvSmCapV)
         784,500 shares (cost $7,951,091)......................................................................   9,178,650

      Evergreen - VA Special Equity Fund (EvSpEq)
         52,075 shares (cost $560,698).........................................................................     552,511

      Evergreen - VA Strategic Income Fund (EvStratInc)
         1,856,916 shares (cost $18,988,546)...................................................................  16,730,818

      Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI)
         142,349 shares (cost $1,725,000)......................................................................   1,164,412

      Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         140,448 shares (cost $2,813,760)......................................................................   2,807,560

      Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         117,498 shares (cost $1,934,669)......................................................................   1,879,960

      Fidelity VIP-II - Contrafund Portfolio: Initial Class (FidVIPCon)
         165,746 shares (cost $3,982,696)......................................................................   3,934,801

      Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         156,231 shares (cost $3,142,927)...................................................................      2,771,531

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         70,919 shares (cost $809,644)......................................................................        811,314

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         8,297,804 shares (cost $8,297,804).................................................................      8,297,804
                                                                                                               ------------
            Total investments...............................................................................    475,905,572

      Accounts receivable...................................................................................        -
                                                                                                               ------------
            Total assets....................................................................................    475,905,572
Accounts payable............................................................................................         39,617
                                                                                                               ------------
Contract owners' equity (note 4)                                                                              $ 475,865,955
                                                                                                                ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000


                                                            Total          EvBlCh          EvCapG           EvElx          EvFound

Investment activity:
  Reinvested dividends.......................        $    6,135,240           3,795               -         181,781       2,177,026
  Mortality and expense risk charges (note 2)            (6,018,234)         (2,930)         (1,700)       (184,730)     (1,799,725)
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity..................               117,006             865          (1,700)         (2,949)        377,301
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.....            28,939,078          44,007              27         114,830       2,118,886
  Cost of mutual fund shares sold............           (24,561,437)        (46,420)            (26)       (110,405)     (1,344,544)
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments......             4,377,641          (2,413)              1           4,425         774,342
  Change in unrealized gain (loss)
    on investments...........................           (57,845,848)        (52,676)         48,050      (1,760,392)    (10,236,159)
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...........           (53,468,207)        (55,089)         48,051      (1,755,967)     (9,461,817)
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...................            11,296,495               -               -          23,184         689,542
                                                     --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations..             $  (42,054,706)        (54,224)         46,351      (1,735,732)     (8,394,974)
                                                     ==============  ==============  ==============  ==============   =============


                                                          EvFund          EvGloLead        EvGrInc

Investment activity:
  Reinvested dividends.......................        $       99,233         141,605          76,416
  Mortality and expense risk charges (note 2)              (731,720)       (366,281)     (1,038,393)
                                                     --------------  --------------  --------------
    Net investment activity..................              (632,487)       (224,676)       (961,977)
                                                     --------------  --------------  --------------

  Proceeds from mutual funds shares sold.....             4,252,169         686,140       4,970,641
  Cost of mutual fund shares sold............            (2,974,351)       (501,960)     (3,086,515)
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments......             1,277,818         184,180       1,884,126
  Change in unrealized gain (loss)
    on investments...........................            (8,691,925)     (2,448,562)     (5,985,558)
                                                     --------------  --------------  --------------
    Net gain (loss) on investments...........            (7,414,107)     (2,264,382)     (4,101,432)
                                                     --------------  --------------  --------------
  Reinvested capital gains...................               899,121               -       3,935,697
                                                     --------------  --------------  --------------
     Net increase (decrease) in contract owners'
      equity resulting from operations.......        $   (7,147,473)     (2,489,058)     (1,127,712)
                                                     ==============  ==============  ==============


                                                          EvIntGr        EvMasters        EvOmega        EvSmCapV         EvSpEq
Investment activity:
  Reinvested dividends.......................        $       39,338               -          41,554          74,578               -
  Mortality and expense risk charges (note 2)               (69,573)       (335,802)       (844,559)        (81,143)         (1,022)
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity..................               (30,235)       (335,802)       (803,005)         (6,565)         (1,022)
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.....               171,524          14,880         372,941         308,124              21
  Cost of mutual fund shares sold............              (132,470)        (12,302)       (190,890)       (278,752)            (23)
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments......                39,054           2,578         182,051          29,372              (2)
  Change in unrealized gain (loss)
    on investments...........................              (581,940)     (4,461,775)    (18,649,730)      1,042,416          (8,187)
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...........              (542,886)     (4,459,197)    (18,467,679)      1,071,788          (8,189)
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...................               131,046       2,966,024       1,495,830               -               -
                                                     --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations......        $     (442,075)     (1,828,975)    (17,774,854)      1,065,223          (9,211)
                                                     ==============  ==============  ==============  ==============   =============


                                                       EvStratInc        FidVIPHI        FidVIPOv
Investment activity:
  Reinvested dividends.......................        $    2,481,606         130,479          49,734
  Mortality and expense risk charges (note 2)              (240,257)        (24,342)        (46,262)
                                                     --------------  --------------  --------------
    Net investment activity..................             2,241,349         106,137           3,472
                                                     --------------  --------------  --------------

  Proceeds from mutual funds shares sold.....             3,218,329         488,409         521,375
  Cost of mutual fund shares sold............            (3,429,074)       (633,514)       (405,185)
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments......              (210,745)       (145,105)        116,190
  Change in unrealized gain (loss)
    on investments...........................            (2,411,716)       (392,713)     (1,161,994)
                                                     --------------  --------------  --------------
    Net gain (loss) on investments...........            (2,622,461)       (537,818)     (1,045,804)
                                                     --------------  --------------  --------------
  Reinvested capital gains...................                     -               -         313,190
                                                     --------------  --------------  --------------
     Net increase (decrease) in contract owners'
       equity resulting from operations......        $     (381,112)       (431,681)       (729,142)
                                                     ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2000


                                                        FidVIPAM        FidVIPCon      FidVIPGrOp       NSATGvtBd       NSATMyMkt

Investment activity:
  Reinvested dividends.......................        $       72,560          12,644          41,986          58,562         452,343
  Mortality and expense risk charges (note 2)               (28,889)        (54,674)        (43,897)        (14,063)       (108,272)
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity..................                43,671         (42,030)         (1,911)         44,499         344,071
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.....               696,348         609,894         591,492         973,835       8,785,206
  Cost of mutual fund shares sold............              (661,004)       (473,215)       (476,238)     (1,019,343)     (8,785,206)
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments......                35,344         136,679         115,254         (45,508)              -
  Change in unrealized gain (loss)
    on investments...........................              (349,243)       (879,602)       (958,631)         94,489               -
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...........              (313,899)       (742,923)       (843,377)         48,981               -
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...................               170,947         458,984         212,930               -               -
                                                     --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations......        $      (99,281)       (325,969)       (632,358)         93,480         344,071
                                                     ==============  ==============  ==============  ==============   =============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNER'S EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                            Total                              EvBlCh
                                                      2000            1999           2000           1999
Investment activity:
  Net investment income..................      $      117,006        (210,874)            865               -
  Realized gain (loss) on investments....           4,377,641       5,533,152          (2,413)              -
  Change in unrealized gain (loss)
    on investments.......................         (57,845,848)     30,906,462         (52,676)              -
  Reinvested capital gains...............          11,296,495       8,527,021               -               -
                                               --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................         (42,054,706)     44,755,761         (54,224)              -
                                               --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................         191,590,562     134,498,291       1,322,995               -
  Transfers between funds................                   -               -         447,580               -
  Redemptions............................         (32,741,908)    (29,204,207)        (10,209)              -
  Annuity benefits ......................                   -        (621,637)              -               -
  Annual contract maintenance charges
    (note 2).............................                   -               -               -               -
  Contingent deferred sales charges
    (note 2).............................            (877,199)              -               -               -
  Adjustments to maintain reserves.......              13,127          38,982               -               -
                                               --------------  --------------  --------------  --------------
      Net equity transactions............         157,984,582     104,711,429       1,760,366               -
                                               --------------  --------------  --------------  --------------

Net change in contract owners' equity....         115,929,876     149,467,190       1,706,142               -
Contract owners' equity beginning
  of period..............................         359,936,079     210,468,889               -               -
                                               --------------  --------------  --------------  --------------
Contract owners' equity end of period....      $  475,865,955     359,936,079       1,706,142               -
                                               ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................          21,311,113      13,168,801               -               -
                                               --------------  --------------  --------------  --------------
  Units purchased........................          14,866,785      11,343,205         190,145               -
  Units redeemed.........................          (5,139,492)     (3,200,893)         (1,445)              -
                                               --------------  --------------  --------------  --------------
  Ending units...........................          31,038,406      21,311,113         188,700               -
                                               ==============  ==============  ==============  ==============


                                                              EvCapG                          EvElx
                                                       2000           1999           2000                1999
Investment activity:
  Net investment income..................             (1,700)               -          (2,949)         (3,710)
  Realized gain (loss) on investments....                  1                -           4,425             814
  Change in unrealized gain (loss)
    on investments.......................             48,050                -      (1,760,392)        290,204
  Reinvested capital gains...............                  -                -          23,184           8,821
                                               -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................             46,351                -      (1,735,732)        296,129
                                               -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          1,042,016                -      13,760,407       2,716,711
  Transfers between funds................            159,728                -       1,940,865       2,015,594
  Redemptions............................               (367)               -        (529,016)        (35,186)
  Annuity benefits ......................                  -                -               -            (844)
  Annual contract maintenance charges
    (note 2).............................                  -                -               -               -
  Contingent deferred sales charges
    (note 2).............................                  -                -         (13,594)              -
  Adjustments to maintain reserves.......                 (1)               -           1,725          10,398
                                               -------------   --------------  --------------  --------------
      Net equity transactions............          1,201,376                -      15,160,387       4,706,673
                                               -------------   --------------  --------------  --------------

Net change in contract owners' equity....          1,247,727                -      13,424,655       5,002,802
Contract owners' equity beginning
  of period..............................                  -                -       5,002,802               -
                                               -------------   --------------  --------------  --------------
Contract owners' equity end of period....      $   1,247,727                -      18,427,457       5,002,802
                                               =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................                  -                -         439,545               -
                                               -------------   --------------  --------------  --------------
  Units purchased........................            114,796                -       1,474,088         445,237
  Units redeemed.........................                (40)               -        (107,232)         (5,692)
                                               -------------   --------------  --------------  --------------
  Ending units...........................            114,756                -       1,806,401         439,545
                                               =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                               EvFound                         EvFund
                                                       2000            1999            2000            1999

Investment activity:
  Net investment income..................       $      377,301         720,275        (632,487)       (291,947)
  Realized gain (loss) on investments....              774,342         791,909       1,277,818       1,814,777
  Change in unrealized gain (loss)
    on investments.......................          (10,236,159)      7,234,104      (8,691,925)      3,674,261
  Reinvested capital gains...............              689,542         198,134         899,121       3,898,701
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................           (8,394,974)      8,944,422      (7,147,473)      9,095,792
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................           45,314,778      46,265,474      10,388,416      14,204,940
  Transfers between funds................           (5,616,270)     (1,581,847)     (4,370,396)     (3,198,407)
  Redemptions............................           (9,692,816)     (8,857,380)     (4,229,415)     (5,182,813)
  Annuity benefits ......................                    -        (199,602)              -         (97,994)
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -
  Contingent deferred sales charges
    (note 2).............................             (258,231)              -        (116,234)              -
  Adjustments to maintain reserves.......                4,819             387           1,739            (213)
                                                --------------  --------------  --------------  --------------
      Net equity transactions............           29,752,280      35,627,032       1,674,110       5,725,513
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....           21,357,306      44,571,454      (5,473,363)     14,821,305
Contract owners' equity beginning
  of period..............................          113,774,890      69,203,436      52,756,145      37,934,840
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $  135,132,196     113,774,890      47,282,782      52,756,145
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................            6,659,257       4,314,559       2,699,076       2,250,317
                                                --------------  --------------  --------------  --------------
  Units purchased........................            2,890,445       3,113,826         602,163         901,902
  Units redeemed.........................           (1,113,031)       (769,128)       (513,902)       (453,143)
                                                --------------  --------------  --------------  --------------
  Ending units...........................            8,436,671       6,659,257       2,787,337       2,699,076
                                                ==============  ==============  ==============  ==============

                                                             EvGloLead                         EvGrinc
                                                      2000            1999             2000            1999

Investment activity:
  Net investment income..................            (224,676)         (97,944)       (961,977)       (596,189)
  Realized gain (loss) on investments....             184,180          647,782       1,884,126       1,780,605
  Change in unrealized gain (loss)
    on investments.......................          (2,448,562)       2,929,610      (5,985,558)      5,709,832
  Reinvested capital gains...............                   -                -       3,935,697       3,657,343
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          (2,489,058)       3,479,448      (1,127,712)     10,551,591
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          13,971,018        8,792,541      13,341,582      18,028,055
  Transfers between funds................              28,711          851,675      (5,358,315)     (3,768,754)
  Redemptions............................          (1,619,270)      (2,583,521)     (5,876,527)     (6,559,622)
  Annuity benefits ......................                   -          (30,441)              -        (145,015)
  Annual contract maintenance charges
    (note 2).............................                   -                -               -               -
  Contingent deferred sales charges
    (note 2).............................             (43,036)               -        (136,699)              -
  Adjustments to maintain reserves.......                 918               53           2,630            (298)
                                                -------------   --------------  --------------  --------------
      Net equity transactions............          12,338,341        7,030,307       1,972,671       7,554,366
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....           9,849,283       10,509,755         844,959      18,105,957
Contract owners' equity beginning
  of period..............................          20,091,928        9,582,173      73,773,849      55,667,892
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....       $  29,941,211       20,091,928      74,618,808      73,773,849
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning Units........................           1,295,795          657,343       3,912,045       3,346,943
                                                -------------   --------------  --------------  --------------
  Units purchased........................           1,081,007          775,124         791,143       1,155,091
  Units redeemed.........................            (231,982)        (136,672)       (678,391)       (589,989)
                                                -------------   --------------  --------------  --------------
  Ending units...........................           2,144,820        1,295,795       4,024,797       3,912,045
                                                =============   ==============  ==============  ==============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                        EvintGr                        EvMasters
                                                 2000            1999            2000            1999
Investment activity:
  Net investment income..................       $      (30,235)         21,702        (335,802)        (78,145)
  Realized gain (loss) on investments....               39,054          41,664           2,578          21,010
  Change in unrealized gain (loss)
    on investments.......................             (581,940)        855,427      (4,461,775)      3,559,136
  Reinvested capital gains...............              131,046          28,914       2,966,024         227,368
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................             (442,075)        947,707      (1,828,975)      3,729,369
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................            4,214,886       1,347,355      18,854,409      14,110,206
  Transfers between funds................              734,798         (32,232)      2,242,279       1,297,990
  Redemptions............................             (178,060)        (26,285)     (1,066,460)       (228,112)
  Annuity benefits ......................                    -          (1,035)              -          (6,772)
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -
  Contingent deferred sales charges
    (note 2).............................               (5,894)              -         (30,697)              -
  Adjustments to maintain reserves.......                  140              44             693              97
                                                --------------  --------------  --------------  --------------
      Net equity transactions............            4,765,870       1,287,847      20,000,224      15,173,409
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....            4,323,795       2,235,554      18,171,249      18,902,778
Contract owners' equity beginning
  of period..............................            3,659,716       1,424,162      18,902,778               -
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $    7,983,511       3,659,716      37,074,027      18,902,778
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................              185,518          51,940       1,095,596               -
                                                --------------  --------------  --------------  --------------
  Units purchased........................              438,205         163,378       1,709,646       1,113,308
  Units redeemed.........................              (46,273)        (29,800)       (139,464)        (17,712)
                                                --------------  --------------  --------------  --------------
  Ending units...........................              577,450         185,518       2,665,778       1,095,596
                                                ==============  ==============  ==============  ==============


                                                       EvOmega                         EvSmCapV
                                                 2000            1999             2000            1999
Investment activity:
  Net investment income..................            (803,005)        (108,620)         (6,565)         (1,482)
  Realized gain (loss) on investments....             182,051          129,108          29,372           3,260
  Change in unrealized gain (loss)
    on investments.......................         (18,649,730)       4,895,321       1,042,416         184,094
  Reinvested capital gains...............           1,495,830                -               -         199,108
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................         (17,774,854)       4,915,809       1,065,223         384,980
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          59,608,579       12,221,252       3,311,195       2,265,039
  Transfers between funds................          10,870,274        3,830,432         145,769         150,571
  Redemptions............................          (2,701,330)        (527,899)       (307,960)       (156,174)
  Annuity benefits ......................                   -          (21,649)              -          (6,643)
  Annual contract maintenance charges
    (note 2).............................                   -                -               -               -
  Contingent deferred sales charges
    (note 2).............................             (81,772)               -          (9,594)              -
  Adjustments to maintain reserves.......                 976           (3,503)           (617)         31,679
                                                -------------   --------------  --------------  --------------
      Net equity transactions............          67,696,727       15,498,633       3,138,794       2,284,472
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....          49,921,873       20,414,442       4,204,017       2,669,452
Contract owners' equity beginning
  of period..............................          24,453,052        4,038,610       4,951,142       2,281,690
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....          74,374,925       24,453,052       9,155,159       4,951,142
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................           1,269,600                -         363,223         136,157
                                                -------------   --------------  --------------  --------------
  Units purchased........................           3,729,417        1,324,441         358,977         274,335
  Units redeemed.........................            (616,481)         (54,841)        (75,974)        (47,269)
                                                -------------   --------------  --------------  --------------
  Ending units...........................           4,382,536        1,269,600         646,226         363,223
                                                =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                        EvSpEq                        EvStratInc
                                                 2000            1999            2000            1999


Investment activity:
  Net investment income..................       $       (1,022)              -       2,241,349        (203,618)
  Realized gain (loss) on investments....                   (2)              -        (210,745)         56,978
  Change in unrealized gain (loss)
    on investments.......................               (8,187)              -      (2,411,716)        275,154
  Reinvested capital gains...............                    -               -               -               -
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................               (9,211)              -        (381,112)        128,514
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................              398,267               -       3,367,074       9,944,768
  Transfers between funds................              163,637               -      (2,423,833)       (778,833)
  Redemptions............................                 (181)              -      (1,805,390)     (2,404,082)
  Annuity benefits ......................                    -               -               -         (46,706)
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                    -               -         (52,209)              -
  Adjustments to maintain reserves.......                    1               -             631              (4)
                                                --------------  --------------  --------------  --------------
      Net equity transactions............              561,724               -        (913,727)      6,715,143
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....              552,513               -      (1,294,839)      6,843,657
Contract owners' equity beginning
  of period..............................                    -               -      18,026,279      11,182,622
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $      552,513               -      16,731,440      18,026,279
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................                    -               -       1,655,359         926,480
                                                --------------  --------------  --------------  --------------
  Units purchased........................               62,051               -         382,468       1,027,012
  Units redeemed.........................                  (28)              -        (468,848)       (298,133)
                                                --------------  --------------  --------------  --------------
  Ending units...........................               62,023               -       1,568,979       1,655,359
                                                ==============  ==============  ==============  ==============


                                                      FidVIPHI                         FidVIPOv
                                                2000            1999             2000            1999


Investment activity:
  Net investment income..................             106,137          162,737           3,472          2,625
  Realized gain (loss) on investments....            (145,105)         (37,138)        116,190          57,041
  Change in unrealized gain (loss)
    on investments.......................            (392,713)           3,757      (1,161,994)        948,170
  Reinvested capital gains...............                   -            7,214         313,190          71,996
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................            (431,681)         136,570        (729,142)      1,079,832
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................              28,128          122,043          78,678          33,812
  Transfers between funds................            (155,768)        (182,540)        120,278        (238,092)
  Redemptions............................            (291,094)        (143,934)       (336,101)       (104,841)
  Annuity benefits ......................                   -           (3,570)              -          (2,597)
  Annual contract maintenance charges
    (note 2).............................                   -                -               -               -
  Contingent deferred sales charges
    (note 2).............................              (2,616)               -          (6,058)              -
  Adjustments to maintain reserves.......                  32               10              31             253
                                                -------------   --------------  --------------  --------------
      Net equity transactions............            (421,318)        (207,991)       (143,172)       (311,465)
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....            (852,999)         (71,421)       (872,314)        768,367
Contract owners' equity beginning
  of period..............................           2,017,440        2,088,861       3,679,935       2,911,568
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....       $   1,164,441        2,017,440       2,807,621       3,679,935
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................             159,809          176,458         196,404         218,536
                                                -------------   --------------  --------------  --------------
  Units purchased........................               5,041           14,110          22,309           4,900
  Units redeemed.........................             (44,189)         (30,759)        (30,850)        (27,032)
                                                -------------   --------------  --------------  --------------
  Ending units...........................             120,661          159,809         187,863         196,404
                                                =============   ==============  ==============  ==============

                                                                    (Continued)

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                              FidVIPAM                        FidVIPCon
                                                         2000            1999            2000            1999
Investment activity:
  Net investment income..................       $       43,671          40,471         (42,030)        (27,600)
  Realized gain (loss) on investments....               35,344          32,989         136,679          88,018
  Change in unrealized gain (loss)
    on investments.......................             (349,243)         39,345        (879,602)        455,787
  Reinvested capital gains...............              170,947          90,281         458,984          75,624
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................              (99,281)        203,086        (325,969)        591,829
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................               10,193          20,375          27,692          48,616
  Transfers between funds................             (131,454)        119,203         939,408         942,089
  Redemptions............................             (203,466)       (187,208)       (294,826)        (85,928)
  Annuity benefits ......................                    -          (4,545)              -          (2,429)
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -
  Contingent deferred sales charges
    (note 2).............................               (4,066)              -          (6,551)              -
  Adjustments to maintain reserves.......                   59              10             110              26
                                                --------------  --------------  --------------  --------------
      Net equity transactions............             (328,734)        (52,165)        665,833         902,374
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....             (428,015)        150,921         339,864       1,494,203
Contract owners' equity beginning
  of Period..............................            2,308,041       2,157,120       3,595,045       2,100,842
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $    1,880,026       2,308,041       3,934,909       3,595,045
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................              140,624         143,963         193,348         138,427
                                                --------------  --------------  --------------  --------------
  Units purchased........................               21,262          13,861          69,831          72,116
  Units redeemed.........................              (40,972)        (17,200)        (33,340)        (17,195)
                                                --------------  --------------  --------------  --------------
  Ending units...........................              120,914         140,624         229,839         193,348
                                                ==============  ==============  ==============  ==============


                                                            FidVIPGrOp                        NSATGvtBd
                                                        2000            1999             2000            1999
Investment activity:
  Net investment income..................              (1,911)         (18,212)         44,499          50,608
  Realized gain (loss) on investments....             115,254          106,206         (45,508)         (1,871)
  Change in unrealized gain (loss)
    on investments.......................            (958,631)         (47,401)         94,489        (100,339)
  Reinvested capital gains...............             212,930           61,077               -           2,440
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................            (632,358)         101,670          93,480         (49,162)
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................              23,979           61,100           3,874          24,021
  Transfers between funds................            (144,913)         430,707        (379,045)         37,137
  Redemptions............................            (138,019)        (123,116)       (165,587)       (118,278)
  Annuity benefits ......................                   -           (4,014)              -          (2,242)
  Annual contract maintenance charges
    (note 2).............................                   -                -               -               -
  Contingent deferred sales charges
    (note 2).............................              (4,460)               -          (4,931)              -
  Adjustments to maintain reserves.......                  76                5              31              (8)
                                                -------------   --------------  --------------  --------------
      Net equity transactions............            (263,337)         364,682        (545,658)        (59,370)
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....            (895,695)         466,352        (452,178)       (108,532)
Contract owners' equity beginning
  of period..............................           3,667,300        3,200,948       1,263,476       1,372,008
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....           2,771,605        3,667,300         811,298       1,263,476
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................             238,024          213,598         109,519         114,509
                                                -------------   --------------  --------------  --------------
  Units purchased........................              21,056           43,223          33,402           6,452
  Units redeemed.........................             (39,107)         (18,797)        (79,550)        (11,442)
                                                -------------   --------------  --------------  --------------
  Ending units...........................             219,973          238,024          63,371         109,519
                                                =============   ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-6
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                              NSATMyMkt
                                                        2000            1999

Investment activity:
  Net investment income..................        $      344,071         218,175
  Realized gain (loss) on investments....                     -               -
  Change in unrealized gain (loss)
    on investments.......................                     -               -
  Reinvested capital gains...............                     -               -
                                                 --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................               344,071         218,175
                                                 --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................             2,522,396       4,291,983
  Transfers between funds................               786,667         105,307
  Redemptions............................            (3,295,814)     (1,879,828)
  Annuity benefits ......................                     -         (45,539)
  Annual contract maintenance charges
    (note 2).............................                     -               -
  Contingent deferred sales charges
    (note 2).............................              (100,557)              -
  Adjustments to maintain reserves.......                  (866)             46
                                                 --------------  --------------
      Net equity transactions............               (88,174)      2,471,969
                                                 --------------  --------------

Net change in contract owners' equity....               255,897       2,690,144
Contract owners' equity beginning
  of period..............................             8,012,261       5,322,117
                                                 --------------  --------------
Contract owners' equity end of period....        $    8,268,158       8,012,261
                                                 ==============  ==============

CHANGES IN UNITS:
  Beginning units........................               698,371         479,571
                                                 --------------  --------------
  Units purchased........................               869,333         894,889
  Units redeemed.........................              (878,393)       (676,089)
                                                 --------------  --------------
  Ending units...........................               689,311         698,371
                                                 ==============  ==============


See accompanying notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                         NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations
         Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Omega Growth Fund (formerly Evergreen - VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

         On August 17, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

         On February 1, 1999, the Company (Depositor) transferred to the Account, 400,000 shares of the Evergreen - VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts
         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Funds of the Evergreen Variable Trust (Evergreen);
                Evergreen - VA Blue Chip Fund (EvBlCh)
                Evergreen - VA Capital Growth Fund (EvCapGr)
                Evergreen - VA Equity Index Fund (EvEIx) (this fund became available on 10/01/99)
                Evergreen - VA Foundation Fund (EvFound)
                Evergreen - VA Fund (EvFund)
                Evergreen - VA Global Leaders Fund (EvGloLead)
                Evergreen - VA Growth and Income Fund (EvGrInc)
                Evergreen - VA International Growth Fund (EvIntGr) Evergreen - VA Masters Fund (EvMasters) (this fund became available on 2/01/99)
                Evergreen - VA Omega Fund (EvOmega) (formerly Evergreen
                - VA Aggressive Growth Fund)
                Evergreen - VA Small Cap Value Fund (EvSmCapV)
                Evergreen - VA Special Equity Fund (EvSpEq)
                Evergreen - VA Strategic Income Fund (EvStratInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio: Initial Class (FidVIPAM)
                Fidelity VIP-II - Contrafund Portfolio: Initial Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income
         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes
         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves
         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) FINANCIAL HIGHLIGHTS

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the five year period ended December 31, 2000.

     THE FOLLOWING IS A SUMMARY FOR 2000:

                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
      Contracts in accumulation phase:
        Evergreen - VA Blue Chip Fund:
         Tax qualified ........................        57,315     $ 9.041606        $   518,220       1.36%***     (38.47)%***
         Non-tax qualified ....................       131,384       9.041606          1,187,922       1.36%***     (38.47)%***
        Evergreen - VA Capital Growth Fund:
         Tax qualified ........................        32,348      10.872868            351,716       1.08%***      35.03%***
         Non-tax qualified ....................        82,408      10.872868            896,011       1.08%***      35.03%***
        Evergreen - VA Equity Index Fund:
         Tax qualified ........................       549,573      10.201199          5,606,304       1.58%        (10.37)%
         Non-tax qualified ....................     1,256,828      10.201199         12,821,153       1.58%        (10.37)%
        Evergreen - VA Foundation Fund:
         Tax qualified ........................     2,800,404      16.017249         44,854,768       1.45%         (6.25)%
         Non-tax qualified ....................     5,636,263      16.017249         90,277,428       1.45%         (6.25)%
        Evergreen - VA Fund:
         Tax qualified ........................       895,750      16.963425         15,194,988       1.46%        (13.21)%
         Non-tax qualified ....................     1,891,587      16.963425         32,087,794       1.46%        (13.21)%
        Evergreen - VA Global Leaders Fund:
         Tax qualified ........................       648,074      13.959778          9,046,969       1.46%         (9.97)%
         Non-tax qualified ....................     1,496,746      13.959778         20,894,242       1.46%         (9.97)%
        Evergreen - VA Growth & Income Fund:
         Tax qualified ........................     1,255,876      18.539769         23,283,651       1.40%         (1.69)%
         Non-tax qualified ....................     2,768,921      18.539769         51,335,156       1.40%         (1.69)%
        Evergreen - VA International Growth Fund:
         Tax qualified ........................       185,465      11.725942          2,174,752       1.52%         (6.38)%
         Non-tax qualified ....................       391,985      11.725942          4,596,393       1.52%         (6.38)%
         Initial Funding by Depositor .........       100,000      12.123657          1,212,366       0.00%         (6.38)%
        Evergreen - VA Masters Fund:
         Tax qualified ........................       842,925      12.050025         10,157,267       1.46%         (4.33)%
         Non-tax qualified ....................     1,822,854      12.050025         21,965,436       1.46%         (4.33)%
         Initial Funding by Depositor .........       400,000      12.378310          4,951,324       0.00%         (4.33)%
        Evergreen - VA Omega Fund:
        (formerly VA Aggressive Growth)
          Tax qualified .......................     1,291,540      16.571677         21,402,984       1.78%        (13.68)%
          Non-tax qualified ...................     3,090,996      16.571677         51,222,987       1.78%        (13.68)%
          Initial Funding by Depositor ........       100,000      17.489542          1,748,954       0.00%        (13.68)%
        Evergreen - VA Small Cap Value Fund:
         Tax qualified ........................       172,848      12.206031          2,109,788       1.38%         19.03%
         Non-tax qualified ....................       473,379      12.206031          5,778,079       1.38%         19.03%
         Initial Funding by Depositor .........       100,000      12.672915          1,267,292       0.00%         19.03%
        Evergreen - VA Special Equity Fund:
         Tax qualified ........................        12,849       8.908202            114,461       1.49%***     (43.82)%***
         Non-tax qualified ....................        49,174       8.908202            438,052       1.49%***     (43.82)%***
        Evergreen - VA Strategic Income Fund:
         Tax qualified ........................       607,173      10.663896          6,474,830       1.38%         (2.07)%
         Non-tax qualified ....................       961,807      10.663896         10,256,610       1.38%         (2.07)%

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Fidelity VIP - High Income Portfolio -
        Initial Class:
         Tax qualified ........................        25,332        9.650435         244,465         1.53%        (23.55)%
         Non-tax qualified ....................        95,330        9.650435         919,976         1.53%        (23.55)%
        Fidelity VIP - Overseas Portfolio -
        Initial Class:
         Tax qualified ........................        30,202       14.945049         451,370         1.43%        (20.24)%
         Non-tax qualified ....................       157,661       14.945049       2,356,251         1.43%        (20.24)%
        Fidelity VIP - II -
        Asset Manager Portfolio - Initial Class:
          Tax qualified .......................        32,803       15.548451         510,036         1.38%         (5.27)%
          Non-tax qualified ...................        88,111       15.548451       1,369,990         1.38%         (5.27)%
        Fidelity VIP - II - Contrafund Portfolio -
        Initial Class:
          Tax qualified .......................        32,554       17.120362         557,336         1.45%         (7.92)%
          Non-tax qualified ...................       197,284       17.120362       3,377,573         1.45%         (7.92)%
        Fidelity VIP - III -
        Growth Opportunities Portfolio - Initial
        Class:
          Tax qualified .......................        43,360       12.599691         546,323         1.36%        (18.22)%
          Non-tax qualified ...................       176,614       12.599691       2,225,282         1.36%        (18.22)%
        Nationwide SAT - Government Bond Fund:
         Tax qualified ........................        16,650       12.802365         213,159         1.36%         10.97%
         Non-tax qualified ....................        46,721       12.802365         598,139         1.36%         10.97%
        Nationwide SAT - Money Market Fund:
         Tax qualified ........................       265,790       11.994815       3,188,102         1.33%          4.55%
         Non-tax qualified ....................       423,521       11.994815       5,080,056         1.33%          4.55%
                                                      =======       =========     -----------
                                                                              $   475,865,955
                                                                                  ===========

     The following is a summary for 1999:
        Evergreen - VA Equity Index Fund:
         Tax qualified ........................       132,858     $ 11.381773       $ 1,512,160       1.35%***     54.86%***
         Non-tax qualified ....................       306,687       11.381773         3,490,642       1.35%***     54.86%***
        Evergreen - VA Foundation Fund:
         Tax qualified ........................     2,178,349       17.085223        37,217,578       1.41%         9.09%
         Non-tax qualified ....................     4,480,908       17.085223        76,557,312       1.41%         9.09%
        Evergreen - VA Fund:
         Tax qualified ........................       840,158       19.546002        16,421,730       1.39%        21.31%
         Non-tax qualified ....................     1,858,918       19.546002        36,334,415       1.39%        21.31%
        Evergreen - VA Global Leaders Fund:
         Tax qualified ........................       409,028       15.505471         6,342,172       1.26%        22.97%
         Non-tax qualified ....................       886,768       15.505471        13,749,756       1.26%        22.97%
        Evergreen - VA Growth and Income Fund:
         Tax qualified ........................     1,173,630       18.858129        22,132,466       1.37%        16.91%
         Non-tax qualified ....................     2,738,415       18.858129        51,641,383       1.37%        16.91%
        Evergreen - VA International Growth Fund:
         Tax qualified ........................        58,435       12.730754           743,922       1.26%        36.29%
         Non-tax qualified.....................       127,084       12.730754         1,617,875       1.26%        36.29%
         Initial Funding by Depositor (note 1a)       100,000       12.979191         1,297,919       0.00%        36.29%
        Evergreen - VA Masters Fund:
         Tax qualified ........................       368,926       12.595397         4,646,769       1.52%***     28.38%***
         Non-tax qualified ....................       726,670       12.595397         9,152,697       1.52%***     28.38%***
         Initial Funding by Depositor (note 1a)       400,000       12.758280         5,103,312       0.00%        28.38%***

                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Evergreen - VA Omega Growth Fund:
         Tax qualified ........................       379,798       19.198916         7,291,710       0.86%        45.18%
         Non-tax qualified ....................       789,802       19.198916        15,163,342       0.86%        45.18%
         Initial Funding by Depositor (note 1a)       100,000       19.980000         1,998,000       0.00%        45.18%
        Evergreen - VA Small Cap Equity Income:
         Tax qualified ........................       114,972       10.633805         1,222,590       1.41%        10.50%
         Non-tax qualified ....................       248,252       10.633805         2,639,863       1.41%        10.50%
         Initial Funding by Depositor (note 1a)       100,000       10.886886         1,088,689       0.00%        10.50%
        Evergreen - VA Strategic Income Fund:
         Tax qualified ........................       592,386       10.889649         6,450,876       1.45%         0.21%
         Non-tax qualified ....................     1,062,973       10.889649        11,575,403       1.45%         0.21%
        Fidelity VIP - High Income Portfolio:
         Tax qualified ........................        36,478       12.623913           460,495       1.47%         6.64%
         Non-tax qualified ....................       123,333       12.623913         1,556,945       1.47%         6.64%
        Fidelity VIP - Overseas Portfolio:
         Tax qualified ........................        32,318       18.736556           605,528       1.27%        40.63%
         Non-tax qualified.....................       164,086       18.736556         3,074,407       1.27%        40.63%
        Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ........................        32,327       16.412859           530,578       1.38%         9.54%
         Non-tax qualified ....................       108,297       16.412859         1,777,463       1.38%         9.54%
        Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified ........................        23,459       18.593650           436,188       1.33%        22.52%
         Non-tax qualified ....................       169,889       18.593650         3,158,857       1.33%        22.52%
        Fidelity VIP-III - Growth Opportunities
         Portfolio:
         Tax qualified ........................        43,970       15.407270           677,458       1.48%         2.81%
         Non-tax qualified ....................       194,054       15.407270         2,989,842       1.48%         2.81%
        Nationwide SAT - Government Bond Fund:
         Tax qualified ........................         7,558       11.536586            87,194       1.38%        (3.71)%
         Non-tax qualified ....................       101,961       11.536586         1,176,282       1.38%        (3.71)%
        Nationwide SAT - Money Market Fund:
         Tax qualified ........................       247,552       11.472786         2,840,111       1.38%         3.38%
         Non-tax qualified ....................       450,819       11.472786         5,172,150       1.38%         3.38%
                                                     ========       =========       -----------
                                                                                 $  359,936,079
                                                                                    ===========


     The following is a summary for 1998:
        Evergreen - VA Aggressive Growth Fund:
         Tax qualified .........................       68,030     $ 13.224364       $    899,653      1.38%        20.54%
         Non-tax qualified .....................      134,748       13.224364          1,781,957      1.38%        20.54%
         Initial Funding by Depositor (note 1a).      100,000       13.570000          1,357,000      0.00%        20.54%
        Evergreen - VA Foundation Fund:
         Tax qualified ........................     1,231,590       15.661734         19,288,835      1.45%         9.08%
         Non-tax qualified ....................     3,082,969       15.661734         48,284,640      1.45%         9.08%
         Initial Funding by Depositor (note 1a).      100,000       16.299610          1,629,961      0.00%         9.08%
        Evergreen - VA Fund:
         Tax qualified .........................      611,181       16.112386          9,847,584      1.44%         4.95%
         Non-tax qualified .....................    1,639,136       16.112386         26,410,392      1.44%         4.95%
         Initial Funding by Depositor (note 1a).      100,000       16.768642          1,676,864      0.00%         4.95%
        Evergreen - VA Global Leaders Fund:
         Tax qualified .........................      187,738       12.608870          2,367,164      1.40%        17.26%
         Non-tax qualified .....................      469,605       12.608870          5,921,188      1.40%        17.26%
         Initial Funding by Depositor (note 1a)       100,000       12.938210          1,293,821      0.00%        17.26%

                                                                    (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Evergreen - VA Growth and Income Fund:
         Tax qualified .........................      893,262       16.130864         14,409,088      1.49%         3.31%
         Non-tax qualified .....................    2,453,682       16.130864         39,580,011      1.49%         3.31%
         Initial Funding by Depositor (note 1a).      100,000       16.787932          1,678,793      0.00%         3.31%
        Evergreen - VA International Growth Fund:
         Tax qualified .........................       15,381        9.340809            143,671      1.28%**     (17.57)%***
         Non-tax qualified .....................       36,559        9.340809            341,491      1.28%**     (17.57)%***
         Initial Funding by Depositor (note 1a).      100,000        9.390000            939,000      0.00%       (17.57)%***
        Evergreen - VA Small Cap Equity Income:
         Tax qualified .........................       30,706        9.623143            295,488      1.37%**      (5.62)%***
         Non-tax qualified .....................      105,451        9.623143          1,014,770      1.37%**      (5.62)%***
         Initial Funding by Depositor (note 1a).      100,000        9.714315            971,432      0.00%        (5.62)%***
        Evergreen - VA Strategic Income Fund:
         Tax qualified .........................      294,309       10.866478          3,198,102      1.45%         4.43%
         Non-tax qualified .....................      632,171       10.866478          6,869,472      1.45%         4.43%
         Initial Funding by Depositor (note 1a).      100,000       11.150478          1,115,048      0.00%         4.43%
        Fidelity VIP - High Income Portfolio:
         Tax qualified .........................       36,899       11.837723            436,800      1.53%        (5.67)%
         Non-tax qualified .....................      139,559       11.837723          1,652,061      1.53%        (5.67)%
        Fidelity VIP - Overseas Portfolio:
         Tax qualified .........................       34,092       13.323057            454,210      1.45%        11.17%
         Non-tax qualified .....................      184,444       13.323057          2,457,358      1.45%        11.17%
        Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified .........................       35,587       14.983855            533,230      1.41%        13.44%
         Non-tax qualified .....................      108,376       14.983855          1,623,890      1.41%        13.44%
        Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified .........................       17,867       15.176535            271,159      1.42%        28.16%
         Non-tax qualified .....................      120,560       15.176535          1,829,683      1.42%        28.16%
        Fidelity VIP-III - Growth Opportunities
         Portfolio:
         Tax qualified .........................       38,197       14.985852            572,415      1.44%        22.87%
         Non-tax qualified .....................      175,401       14.985852          2,628,533      1.44%        22.87%
        Nationwide SAT - Government Bond Fund:
         Tax qualified .........................        9,045       11.981662            108,374      1.29%         7.38%
         Non-tax qualified .....................      105,464       11.981662          1,263,634      1.29%         7.38%
        Nationwide SAT - Money Market Fund:
         Tax qualified .........................      189,512       11.097664          2,103,140      1.35%         3.80%
         Non-tax qualified .....................      290,059       11.097664          3,218,977      1.35%         3.80%
                                                     ========       =========        -----------
                                                                                 $   210,468,889
                                                                                     ===========


     The following is a summary for 1997:
        Evergreen - VA Aggressive Growth Fund:
         Tax qualified ..........................      32,233     $ 10.970866       $    353,624      0.83%***     11.66%***
         Non-tax qualified ......................      36,965       10.970866            405,538      0.83%***     11.66%***
         Initial Funding by Depositor (note 1a)..     100,000       11.100000          1,110,000      0.00%        11.66%***
        Evergreen - VA Foundation Fund:
         Tax qualified ..........................     513,556       14.357474          7,373,367      1.21%        26.02%
         Non-tax qualified ......................   1,362,798       14.357474         19,566,337      1.21%        26.02%
         Initial Funding by Depositor (note 1a)..     100,000       14.733127          1,473,313      0.00%        26.02%

                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Evergreen - VA Fund:
         Tax qualified ..........................     253,280       15.352653          3,888,520      1.23%        35.24%
         Non-tax qualified ......................     772,073       15.352653         11,853,369      1.23%        35.24%
         Initial Funding by Depositor (note 1a)..     100,000       15.754272          1,575,427      0.00%        35.24%
        Evergreen - VA Global Leaders Fund:
         Tax qualified ..........................      61,612       10.75304             662,516      0.84%***      9.05%***
         Non-tax qualified ......................     106,774       10.75304           1,148,145      0.84%***      9.05%***
         Initial Funding by Depositor (note 1a)..     100,000       10.879585          1,087,959      0.00%         9.05%***
        Evergreen - VA Growth and Income Fund:
         Tax qualified ..........................     406,022       15.61445           6,339,810      1.24%        32.78%
         Non-tax qualified ......................   1,206,385       15.61445          18,837,038      1.24%        32.78%
         Initial Funding by Depositor (note 1a)..     100,000       16.022979          1,602,298      0.00%        32.78%
        Evergreen - VA Strategic Income Fund:
         Tax qualified ..........................      30,744       10.405791            319,916      0.79%***      4.88%***
         Non-tax qualified ......................      79,968       10.405791            832,130      0.79%***      4.88%***
         Initial Funding by Depositor (note 1a)..     100,000       10.528287          1,052,829      0.00%         4.88%***
        Fidelity VIP - High Income Portfolio:
         Tax qualified ..........................      31,204       12.549013            391,579      1.35%        16.02%
         Non-tax qualified ......................     133,009       12.549013          1,669,132      1.35%        16.02%
        Fidelity VIP - Overseas Portfolio:
         Tax qualified ..........................      32,632       11.98412             391,066      1.42%         9.99%
         Non-tax qualified ......................     189,428       11.98412           2,270,128      1.42%         9.99%
        Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ..........................      35,177       13.208527            464,636      1.39%        18.96%
         Non-tax qualified ......................     107,673       13.208527          1,422,202      1.39%        18.96%
        Fidelity VIP-II - Contrafund Portfolio:
         Tax qualified ..........................      10,250       11.841787            121,378      1.40%***     20.26%***
         Non-tax qualified ......................      90,497       11.841787          1,071,646      1.40%***     20.26%***
        Fidelity VIP-III - Growth Opportunities
         Portfolio:
         Tax qualified ..........................      14,976       12.196412            182,653      1.44%***     24.16%***
         Non-tax qualified ......................     108,817       12.196412          1,327,177      1.44%***     24.16%***
        Nationwide SAT - Government Bond Fund:
         Tax qualified ..........................       7,513       11.157782             83,828      1.25%         8.13%
         Non-tax qualified ......................      18,506       11.157782            206,486      1.25%         8.13%
        Nationwide SAT - Money Market Fund:
         Tax qualified ..........................      64,006       10.691554            684,324      1.61%         3.79%
         Non-tax qualified ......................      96,090       10.691554          1,027,351      1.61%         3.79%
                                                     ========       =========         ----------
                                                                                  $   90,795,722
                                                                                      ==========


     The following is a summary for 1996:
        Evergreen - VA Foundation Fund:
         Tax qualified ..........................     291,176     $ 11.393285      $   3,317,451      1.69%***     16.63%***
         Non-tax qualified ......................     835,841       11.393285          9,522,975      1.69%***     16.63%***
         Initial Funding by Depositor (note 1a)..     100,000       11.527881          1,152,788      0.00%        16.63%***
        Evergreen - VA Fund:
         Tax qualified ..........................     121,148       11.351897          1,375,260      1.74%***     16.14%***
         Non-tax qualified ......................     419,319       11.351897          4,760,066      1.74%***     16.14%***
         Initial Funding by Depositor (note 1a)..     100,000       11.486             1,148,600      0.00%        16.14%***
        Evergreen - VA Growth and Income Fund:
         Tax qualified ..........................     200,982       11.759862          2,363,521      1.56%***     21.01%***
         Non-tax qualified ......................     621,484       11.759862          7,308,566      1.56%***     21.01%***
         Initial Funding by Depositor (note 1a)..     100,000       11.898767          1,189,877      0.00%        21.01%***

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                     Unit           Contract,                       Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Fidelity VIP - High Income Portfolio:
         Tax qualified ..........................      26,822       10.816268         290,114        1.40%***      9.74%***
         Non-tax qualified ......................      77,056       10.816268         833,458        1.40%***      9.74%***
        Fidelity VIP - Overseas Portfolio:
         Tax qualified ..........................      22,959       10.89527          250,145        1.52%***     10.69%***
         Non-tax qualified ......................      99,000       10.89527        1,078,632        1.52%***     10.69%***
        Fidelity VIP-II - Asset Manager Portfolio:
         Tax qualified ..........................      32,538       11.103069         361,272        1.50%***     13.17%***
         Non-tax qualified ......................      77,328       11.103069         858,578        1.50%***     13.17%***
        Nationwide SAT - Government Bond Fund:
         Tax qualified ..........................       8,959       10.318689          92,445        1.44%***      3.80%***
         Non-tax qualified ......................      12,014       10.318689         123,969        1.44%***      3.80%***
        Nationwide SAT - Money Market Fund:
         Tax qualified ..........................      25,641       10.301567         264,142        1.32%***      3.59%***
         Non-tax qualified ......................      88,440       10.301567         911,071        1.32%***      3.59%***
                                                     ========       =========      ----------
                                                                                 $ 37,202,930
                                                                                   ==========


* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.



--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-6:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP
Columbus, Ohio
February 16, 2001

--------------------------------------------------------------------------------

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